Equity Compensation Plan (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Nonvested Restricted Shares

A summary of the status of the Company’s non-vested restricted shares as of December 31, 2018, is presented below:

	Number of restricted shares	Weighted average grant date fair value per non-vested share
Non-vested, January 1, 2018	—	—
Granted	264,621	3.59

Non-vested, December 31, 2018	264,621	3.59